Right-of-use assets - Amounts recognised in profit or loss (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Right-of-use assets.
Depreciation expense of right-of-use assets	€ 3,996	€ 3,660		$ 1,807
Interest expenses on lease liabilities	584	865	€ 339	339
Rent expenses - short-term leases	7,175	1,695		185
Rent expense - leases of low-value assets	48	33		25
Total amounts recognized in profit or loss	11,803	6,253		$ 2,356
Total cash outflows for leases	€ 11,467	€ 6,746	€ 3,256